Subsequent Events (Details)				12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 27, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2025 SFr / shares	Jan. 30, 2025	Jan. 15, 2025 SFr / shares	Sep. 16, 2024 shares
Subsequent Events [Line Items]
Gross proceeds						$ 1,911,513
Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrant (in Shares) | shares				250,000						172,836
Pre Funded Warrant [Member]
Subsequent Events [Line Items]
Agreement purchase capital	$ 25,000,000
Percentage of weighted average price	95.00%
Common Stock [Member]
Subsequent Events [Line Items]
Share issued price per share (in Francs per share) | SFr / shares							SFr 0.0001
Subsequent Event [Member]
Subsequent Events [Line Items]
Initial closing amount			$ 500,000
Financing amount			$ 1,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Share issued price per share (in Francs per share) | SFr / shares									SFr 0.03
Subsequent Event [Member] | Shareholder [Member]
Subsequent Events [Line Items]
Percentage of ownership								9.99%
Forecast [Member]
Subsequent Events [Line Items]
Purchase price per share (in Dollars per share) | $ / shares		$ 1.65
Gross proceeds		$ 2,000,000
Investors purchase		$ 1,000,000
Offering of gross proceeds	$ 2,000,000
Forecast [Member] | Short Term Loan [Member]
Subsequent Events [Line Items]
Direct offering of common shares (in Shares) | shares		1,212,122